Long-term debt - Components (Details) $ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 16, 2021 MXN ($)	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Apr. 30, 2021 MXN ($)	Dec. 31, 2021 MXN ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2011 USD ($)
Long-term debt
Total long-term debt					$ 5,000,000		$ 4,513,503	$ 4,549,575
Less: Financing commissions					(3,378)		(3,115)	(5,966)
Net long-term debt					4,996,622		4,510,388	4,543,609						$ 4,584,594
Current portion of long-term debt							(3,013,502)	(36,851)
Long-term debt					$ 4,996,622		1,496,886	4,506,758			$ 244,128
Number of airports | item					13						13
Firefighting equipment carrying value recorded as improvements to concessioned assets					$ 266,181		275,095
Exchange loss, net					112,617	$ 5,502	79,522	(50,878)
Debt securities issued in the Mexican market on June 16, 2014
Long-term debt
Total long-term debt							3,000,000	3,000,000
Principal amount		$ 3,000,000							$ 3,000,000
Interest rate (as a percent)		6.85%
Term of loan		7 years							7 years
Number of airports guaranteeing the certificates | item		9
Number of airports | item		13
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Debt securities issued in the Mexican market on March 26, 2013
Long-term debt
Total long-term debt					$ 1,500,000		1,500,000	1,500,000
Principal amount			$ 1,500,000							$ 1,500,000
Interest rate (as a percent)			6.47%
Term of loan			10 years							10 years
Number of airports guaranteeing the certificates | item			9
Number of airports | item			13
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Unsecured lines of credit with Private Export Funding Corporation and Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt							$ 13,503	$ 49,575
Maximum borrowing capacity															$ 25,365
Interest rate (as a percent)							1.49%	3.15%				1.49%	3.15%
Outstanding amount											$ 0	$ 678	$ 2,495
Spread on interest rate basis					1.25%		1.25%	1.25%			1.25%	1.25%	1.25%
Debt securities issued in the Mexican market on April 16, 2021
Long-term debt
Total long-term debt					$ 1,000,000
Principal amount	$ 1,000,000			$ 1,000,000	$ 1,000,000
Interest rate (as a percent)					5.715%						5.715%
Term of loan	5 years			5 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Spread on interest rate basis	75.00%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Long-term debt
Total long-term debt					$ 2,500,000
Principal amount	$ 2,500,000			$ 2,500,000
Interest rate (as a percent)	7.83%
Term of loan	7 years			7 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%